Non-current trade receivables and other non-current assets - Summary of Non-current Financial Assets (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2017
Disclosure of Other Noncurrent Assets [abstract]
R&D Tax credit receivable	€ 2,782	€ 3,454	€ 1,200
Total Non-current Grant receivables	2,782	3,454
Deposits	209	264
Total Other non-current assets	€ 209	€ 264